Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,566,476	$ 2,580,646
Non-Depletable	1,055,224	1,047,475
Total	3,621,700	3,628,121
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	705,371	739,858
Non-Depletable	776,353	745,227
Total	1,481,724	1,485,085
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	3,812,071	3,855,357
Non-Depletable	1,879,095	1,851,662
Total	5,691,166	5,707,019
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	324,833	316,749
Non-Depletable	29,362	40,824
Total	354,195	357,573
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	215,391	218,104
Non-Depletable	8,708	8,708
Total	224,099	226,812
Marathon [Member] | Platinum Interest Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	9,448	9,428
Total	9,448	9,428
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	206,167	219,969
Non-Depletable	73,705	73,705
Total	279,872	293,674
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	185,811	198,294
Non-Depletable	347,017	347,074
Total	532,828	545,368
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	176,397	182,171
Non-Depletable	10,055	10,776
Total	186,452	192,947
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	136,996	139,424
Non-Depletable	345,576	313,672
Total	482,572	453,096
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	249,685	239,002
Non-Depletable	24,363	44,414
Total	274,048	283,416
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	1,978,470	1,990,789
Non-Depletable	377,699	392,473
Total	2,356,169	2,383,262
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	84,962	89,097
Non-Depletable	5,507	6,486
Total	90,469	95,583
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	45,748	51,459
Non-Depletable	104,406	104,406
Total	150,154	155,865
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	188,862	191,051
Non-Depletable	24,801	24,801
Total	213,663	215,852
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	18,749	19,248
Non-Depletable	518,448	474,895
Total	$ 537,197	$ 494,143